Investment Risks	Oct. 02, 2025
Principal LifeTime 2015 Fund
Prospectus [Line Items]
Risk [Text Block]	In the Principal Risks section, delete Smaller Companies Risk under the Equity Securities Risk.
Principal LifeTime Hybrid 2015 Fund
Prospectus [Line Items]
Risk [Text Block]	In the Principal Risks section, delete Smaller Companies Risk under the Equity Securities Risk.